Related Party Transactions (Tables)	12 Months Ended
Aug. 31, 2017
Related Party Transactions [Abstract]
Schedule of Transactions With Related Parties

The Group entered into the following transactions with its related parties:

	For the year ended August 31,
	2015	2016	2017
	RMB	RMB	RMB
Purchases of services and materials provided by other entities controlled by Ms. H are as below
Guangzhou Country Garden Shuttle Bus Services Limited	1,398	3,213	1,232
Zhaoqing Country Garden Furniture Co., Ltd.	—	2,222	—
Zhaoqing Contemporary Zhumei Furnishing Co., Ltd.	299	1,702	152
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co. Ltd.	—	—	1,186
Others	2,863	1,916	1,115
Total	4,560	9,053	3,685
	For the year ended August 31,
	2015	2016	2017
	RMB	RMB	RMB
Construction services provided by other entities controlled by Ms. H are as below
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.	6,985	—	—
Guangdong Giant Leap Construction Co., Ltd.	5,339	21,222	20
Foshan Shunde Bi Ri Security Engineering Co. Ltd.	5,767	—	—
Guangyuan Country Garden Investment Co., Ltd.	—	—	12,000
Others	873	—	—
Total	18,964	21,222	12,020

	For the year ended August 31,
	2015	2016	2017
	RMB	RMB	RMB
Services provided to other entities controlled by Ms. H are as below
Huidong Country Garden Real Estate Development Co., Ltd.	—	—	1,851
Kaiping Country Garden Real Estate Development Co., Ltd.	—	—	1,500
Others	—	—	1,278
Total	—	—	4,629

Schedule of Amounts Owed From and to Related Parties

The following table presents amounts owed from and to related parties as of August 31, 2016 and 2017:

	As at August 31,
	2016	2017
	RMB	RMB
Amounts due from related parties
Guangdong Country Garden Vocational Education School (1)	44,442	14
Guo Liang Occupation Training School (1)	27,909	—
Non-controlling interest shareholders of schools held by affiliated entities under common control with BGY Education Investment (2)	6,150	—
Guangdong Elite Architectural Co., Ltd. (1)	35,400	—
Foshan Shunde Guohua Memorial High School (1)	18,263	—
Huidong Country Garden Real Estate Development Co., Ltd.	—	1,809
Guangdong Giant Leap Construction Co., Ltd. (1)	—	5,026
Others(1)	5,927	1,091
Total	138,091	7,940

Amounts due from related parties are non-interest bearing, unsecured, and due on demand.

(1)

The amounts due from related parties represent the advance loan to the entities paid on behalf of shareholders. For the years ended August 31, 2015, 2016 and 2017, the Group advances loan amounting to RMB 262,490, RMB 716,788 and RMB 144,560, respectively, and collected RMB 241,562, RMB 872,130 and RMB 229,237, respectively, to these parties. During the year, the Company offset the amount due from related parties with the consideration for the acquisition of additional interest in subsidiaries of non-controlling interests and settlement of distribution to owners under group Reorganization with total amount of RMB 47,879, which was treated as non-cash activities in cash flow statements.

(2)

The amount represents the advance payment for acquisition of non-controlling interests to non-controlling interest shareholders of schools held by affiliated entities under common control with BGY Education Investment.

	As at August 31,
	2016	2017
	RMB	RMB
Amounts due to related parties
Guangzhou Country Garden Shuttle Bus Services Limited (1)	2	255
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd. (4)	12,424	8,013
Guangdong Giant Leap Construction Co., Ltd. (3)	20,701	20,701
Qingyuan Country Garden Property Development Co., Ltd. (2)	—	—
Foshan Shunde Bi Ri Security Engineering Co. Ltd. (3)	2,938	228
Foshan Shunde Bi Jing Electronics Technology Co., Ltd. (2)	873	—
Laian Country Garden Property Development Co., Ltd.	—	11,550
Changsha Ningxiang Country Garden Property Development Co., Ltd. (2)	8,732	8,732
Guangyuan Country Garden Invenstment Co., Ltd. (6)	—	6,000
Chuzhou Country Garden Property Development Co., Ltd. (2)	—	12,000
Guangzhou Country Garden Property Development Co., Ltd. (2)	6,000	—
Ms. Yang Meirong (5)	6,150	—
Wuhan Country Garden Property Management Co., Ltd. (2)	3,154	3,154
Others	5,881	5,800
Total	66,855	76,433

Amounts due to related parties are non-interest bearing, unsecured, and due on demand.

(1)	The amounts represent the purchase of shuttle bus service fees payable to Guangzhou Country Garden Shuttle Bus Services Limited.
(2)

The amounts mainly represent financing funds for maintaining daily operation of schools held by affiliated entities under common control from other entities controlled by Ms. H, Chairman of the Group .

(3)	The amounts mainly represent construction services provided by other entities controlled by Ms. H, Chairman of the Group.
(4)	The amounts consist RMB 12,424 and RMB 8,013 as of August 31, 2016 and 2017 respectively for construction services provided by other entities controlled by Ms. H, Chairman of the Group;
(5)

The amount represents the non-interest loan advanced from Ms. M, the shareholder of the Group, for financing acquisition of non-controlling interests to non-controlling interest shareholders of schools held by affiliated entities under common control with BGY Education Investment.

(6)	The amount represents construction services provided by Guangyuan Country Garden Invenstment Co., Ltd.

The Group utilizes facilities and equipment provided by other real-estate subsidiaries controlled by Ms. H. In return, the Group gives enrolment priorities to the owners of properties with these affiliated companies when providing its educational services.